Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Estimated Fair Value Of Warrants					$ 2,011,000	$ 1,046,000
Allowance for Doubtful Accounts Receivable					2,000	19,000
Unbilled Receivables, Current					884,000	200,000
Restricted Cash and Cash Equivalents, Noncurrent	163,000		163,000		165,000	192,000
Depreciation	52,000	56,000	166,000	158,000	213,000	203,000
Deferred Revenue					$ 258,000